1933 Act/Rule 497(e)

Virtus Opportunities Trust

101 Munson Street

Greenfield, Massachusetts 01301

September 9, 2020

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust
File Nos. 033-65137 and 811-7455

To The Commission Staff:

On behalf of Virtus Opportunities Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 497(e) under the Securities Act of 1933 and the Investment Company Act of 1940, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus for Virtus Rampart Equity Trend Fund, (the “Fund”) as filed under Rule 497(e) on August 27, 2020. The purpose of this filing is to submit the 497(e) filing dated August 27, 2020 in XBRL for the Fund.

Please contact Ralph Summa at (860) 503-1166 or the undersigned at (860) 263-4791 if you have any questions concerning this filing.

Very truly yours,

/s/ Kevin J. Carr
Kevin J. Carr

cc: Ralph Summa